Stockholders' Equity - Schedule of Outstanding ISOs and Related Activity (Details) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding ISOs and Related Activity [Abstract]
Number of shares, Ending balance (in Shares)	8,470	337,495	6,178	8,137
Weighted- average exercise price per share, Ending balance	$ 157.89		$ 157.89	$ 157.89
Weighted- Average Remaining Contractual Term, Ending balance	3 years 9 months 25 days		1 year 10 months 9 days	2 years 9 months 10 days
Aggregate intrinsic value, Ending balance (in Dollars)
Number of shares, exercisable (in Shares)			6,178	7,847
Weighted- average exercise price per share, exercisable			$ 157.89	$ 157.89
Weighted- Average Remaining Contractual Term, exercisable			1 year 10 months 9 days	2 years 9 months 3 days
Aggregate intrinsic value, exercisable (in Dollars)
Weighted- Average Exercise Price Per Share, Remaining unvested			$ 157.89
Number of shares, forfeited (in Shares)			(1,959)	(333)
Weighted- average exercise price per share, forfeited			$ 157.89	$ 157.89